Consolidated Balance Sheets - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash			$ 142,034
Accounts receivable			17,529
Inventory	$ 49,952	$ 76,433	$ 217,109
Deferred rents
Prepaid expense	$ 153,626	$ 33,809	$ 8,362
Total current assets	203,578	110,242	385,034
Deposits	55,025	55,025	34,377
Fixed assets, net	558,904	617,267	662,184
Tenant improvements, net	861,048	872,060	577,781
Total assets	1,678,555	1,654,594	1,659,376
Current liabilities
Accounts payable and accrued liabilities	1,913,970	1,539,524	775,653
Accounts payable to related parties	436,384	413,507	$ 55,532
Bank overdraw	39,219	4,449
Deferred rents - current portion	37,719	33,127	$ 123,620
Equipment loan - current portion	48,042	39,601	$ 39,805
Notes payable - current portion	664,235	703,914
Convertible notes	611,428
Loans from related parties	590,413	231,938
Total current liabilities	4,341,410	2,966,060	$ 994,610
Deferred rents	1,371,122	1,456,409	820,349
Equipment loan	95,516	115,396	127,908
Notes payable	250,000	250,000	500,000
Declared dividends	85,399	85,399	96,660
Total liabilities	$ 6,143,447	$ 4,873,264	$ 2,539,527
Stockholders deficit
Preferred stock, $0.001 par value; 10,000,000 shares authorized; 0 and 0 shares issued and outstanding as of December 31, 2015 and December 31, 2014, respectively
Common stock; $0.0001 par value; 687,500,000 shares authorized; 38,123,120 and 15,903,948 shares issued and outstanding as of December 31, 2015 and December 31, 2014, respectively	$ 3,868	$ 3,812	$ 1,590
Additional paid-in capital	11,581,666	10,875,648	5,616,294
Accumulated deficit	(16,050,426)	(14,098,130)	(6,498,035)
Total stockholders deficit of the Company	(4,464,892)	(3,218,670)	(880,151)
Total liabilities and stockholders deficit	$ 1,678,555	$ 1,654,594	$ 1,659,376